Acquisitions - Goodwill (Details) - USD ($)	6 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Jun. 30, 2016	Apr. 02, 2015	Apr. 01, 2015
Business Acquisition [Line Items]
Goodwill	$ 797,000,000	$ 799,000,000
Deferred taxes related to goodwill				$ 0
PJM
Business Acquisition [Line Items]
Goodwill	271,000,000	272,000,000
NY/NE
Business Acquisition [Line Items]
Goodwill	526,000,000	$ 527,000,000
EquiPower Acquisition
Business Acquisition [Line Items]
Goodwill decrease in the period	$ (40,000,000)
Goodwill			$ 799,000,000		$ 837,000,000
Duke Midwest Acquisition
Business Acquisition [Line Items]
Goodwill			$ 0	$ 0